CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Revenues:
Oil and gas sales	$ 5,047,665	$ 5,914,367
Total revenues	5,047,665	5,914,367
Costs and expenses:
Oil and gas production, operating and development costs	2,987,880	3,303,508
Accretion of asset retirement obligations	86,928	86,928
General and administrative expenses	1,301,515	2,509,342
Depreciation, depletion and non-loan-related amortization	2,349,589	3,041,442
Total operating costs and expenses	6,725,912	8,941,220
Operating income (loss)	(1,678,247)	(3,026,853)
Non-operating income (expense):
Other income	5,485	5,494
Interest expense, including amortization of loan discount	(3,429,784)	(4,690,443)
Loss on derivatives	(6,913,622)	(6,913,622)
Gain on acquisition of assets at fair market value	22,238,000	22,238,000
Amortization of loan costs	(286,264)	(286,264)
Total non-operating income (expense)	11,613,815	10,353,165
Loss before income taxes	9,935,568	7,326,312
Provision for income taxes	0	0
Net loss	9,935,568	7,326,312
Dividends on preferred shares	(378,589)	(621,589)
Net loss available to common shareholders	$ 9,556,979	$ 6,704,723
Net income (loss) per common share
Basic (in dollars per share)	$ 0.12	$ 0.09
Diluted (in dollars per share)	$ 0.05	$ 0.05
Weighted average common shares outstanding
Weighted average number of shares of common stock	77,500,392	77,466,112
Diluted (in shares)	177,837,631	136,593,431